FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of fair value measurement inputs level 1

	ASC 820	December	December
	Level	31, 2020	31, 2019
Assets:
Cash and cash equivalents	Level 1	24,696	20,886
Liabilities:
Short-term borrowings	Level 1	2,638	3,513
Long-Term Debt	Level 1	5,675	1,420